INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of income tax expense:
Current tax expense	$ (1,746)	$ (809)	$ (906)
Deferred tax expense	6	(172)	(118)
Total income tax expense	$ (1,740)	$ (981)	$ (1,024)